Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments
May 31, 2026 (Unaudited)
1
COMMON STOCKS - LONG — 111.16% Shares Fair Value
Communications — 2.31%
Alphabet, Inc., Class A 4,500 $ 1,711,530
Netflix, Inc.
(a)
10,000 860,200
2,571,730
Consumer Discretionary — 3.77%
Amazon.com, Inc.
(a)
10,000 2,706,400
Starbucks Corp. 15,000 1,487,400
4,193,800
Energy — 0.92%
TechnipFMC PLC
(b)
15,000 1,026,300
Financials — 12.06%
BlackRock, Inc.
(b)
2,000 2,093,760
Charles Schwab Corp. (The)
(b)
35,000 3,057,250
Evercore, Inc., Class A 7,500 2,556,450
JPMorgan Chase & Co. 6,500 1,945,515
Morgan Stanley
(b)
18,000 3,744,000
13,396,975
Health Care — 8.55%
Cigna Group (The) 10,000 2,774,000
Edwards LifeSciences Corp.
(a)
15,000 1,297,050
Teva Pharmaceutical Industries Ltd. - ADR
(a)
75,000 2,649,000
United Therapeutics Corp.
(a)
5,000 2,784,100
9,504,150
Industrials — 23.93%
Advanced Energy Industries, Inc. 7,000 2,115,260
Bloom Energy Corp., Class A
(a)
7,500 2,137,500
Boeing Co. (The)
(a) (b)
10,000 2,311,500
BWX Technologies, Inc. 10,000 1,958,800
Cognex Corp.
(b)
50,000 3,292,500
Comfort Systems USA, Inc.
(b)
1,500 2,742,315
Eaton Corp. PLC
(b)
5,000 2,003,000
Keysight Technologies, Inc.
(a) (b)
10,000 3,383,300
RTX Corp. 10,000 1,796,600
Timken Co. (The) 10,000 1,279,800
United Rentals, Inc. 2,000 1,991,340
Vertiv Holdings Co., Class A
(b)
5,000 1,578,550
26,590,465
Materials — 10.40%
Agnico Eagle Mines Ltd. 10,000 1,831,500
Cameco Corp. 20,000 2,254,000
Franco-Nevada Corp. 5,000 1,153,500
Nucor Corp. 10,000 2,500,000
Rio Tinto PLC - ADR 15,000 1,595,850
Southern Copper Corp. 11,600 2,219,080
11,553,930
Technology — 49.22%
Akamai Technologies, Inc.
(a)
20,000 2,990,800

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
May 31, 2026 (Unaudited)
2
COMMON STOCKS - LONG — 111.16% - continued Shares Fair Value
Technology — 49.22% - continued
Analog Devices, Inc. 5,000 $ 2,069,250
Apple, Inc.
(b)
12,500 3,900,750
Applied Optoelectronics, Inc.
(a)
10,000 1,584,100
Broadcom, Inc. 5,000 2,233,850
Celestica, Inc.
(a) (b)
6,500 2,505,035
Ciena Corp.
(a) (b)
5,000 2,901,150
Cisco Systems, Inc. 15,000 1,806,300
Coherent Corp.
(a) (b)
10,000 3,614,700
F5, Inc.
(a) (b)
7,500 2,875,875
Fabrinet
(a)
2,500 1,635,400
IonQ, Inc.
(a)
50,000 3,603,500
KLA Corp.
(b)
2,000 3,843,420
Marvell Technology, Inc.
(b)
17,500 3,587,500
Monolithic Power Systems, Inc.
(b)
2,200 3,445,662
Nvidia Corp.
(b)
10,000 2,111,400
Palantir Technologies, Inc., Class A
(a)
10,000 1,565,400
Photronics, Inc.
(a)
50,000 1,617,500
Sanmina Corp.
(a)
7,500 1,947,975
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR 3,500 1,464,575
Teradyne, Inc. 5,000 1,871,550
Twilio, Inc., Class A
(a)
8,000 1,525,120
54,700,812
Total Common Stocks - Long (Cost $87,810,900) 123,538,162
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED OPTIONS — 2.42%
PURCHASED PUT OPTIONS — 1.64%
Invesco QQQ Trust Series 1   500 $ 36,915,500 $ 708 6/22/2026 $ 224,500
Invesco QQQ Trust Series 1   500 36,915,500 732 6/22/2026 527,500
iShares Semiconductor ETF   250 14,227,000 485 6/22/2026 113,750
iShares Semiconductor ETF   250 14,227,000 520 6/22/2026 260,750
SPDR® S&P 500® ETF Trust   750 56,736,000 727 6/22/2026 162,000
SPDR® S&P 500® ETF Trust   1,500 113,472,000 738 6/22/2026 528,000
Total Purchased Put Options (Cost
$4,089,461) 1,816,500

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
May 31, 2026 (Unaudited)
3
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED OPTIONS — 2.42% - continued
PURCHASED CALL OPTIONS — 0.78%
Alphabet, Inc., Class A 300 $ 11,410,200 $ 400 6/22/2026 $ 121,500
Amazon.com, Inc. 250 6,766,000 275 6/22/2026 143,750
iShares Expanded Tech-Software
Sector ETF 1,000 10,166,000 100 6/22/2026 460,000
Teva Pharmaceutical Industries
Ltd. - ADR 500 1,766,000 40 1/18/2027 145,000
Total Purchased Call Options (Cost
$778,218) 870,250
Total Purchased Options (Cost $4,867,679) 2,686,750
Total Investments — 113.58%
    (Cost $92,678,579) 126,224,912
Liabilities in Excess of Other Assets — (13.58)%
(c)
(15,095,375)
NET ASSETS — 100.00% $ 111,129,537
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on May 31, 2026 was $23,546,067.
(c) Includes cash held at broker for written options and short securities.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Securities Sold Short
May 31, 2026 (Unaudited)
4
COMMON STOCKS - SHORT — (11.96)% Shares Fair Value
Communications - (2.26)%
Spotify Technology S.A.
(a)
(5,000) $ (2,488,400)
Consumer Discretionary - (6.42)%
Airbnb, Inc., Class A
(a)
(5,000) (666,550)
Carvana Co.
(a)
(20,000) (1,460,000)
Dick's Sporting Goods, Inc. (6,500) (1,479,205)
Live Nation Entertainment, Inc.
(a)
(11,500) (1,936,715)
SharkNinja , Inc.
(a)
(12,500) (1,523,625)
(7,066,095)
Financials - (1.27)%
Corebridge Financial, Inc. (15,000) (405,000)
OneMain Holdings, Inc. (18,000) (995,580)
(1,400,580)
Health Care - (0.34)%
HCA Healthcare, Inc. (1,000) (378,540)
Technology - (1.67)%
Affirm Holdings, Inc., Class A
(a)
(25,000) (1,841,250)
Total Common Stocks - Short (Proceeds Received $12,566,400) (13,174,865)
Total Securities Sold Short —   (11.96)% (Proceeds Received $12,566,400 ) $ (13,174,865)
(a) Non-income producing security.